Northern Lights Fund Trust

Altegris Equity Long Short Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Equity Long Short Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 17, 2015, (SEC Accession No. 0001580642-15-003512).